Basis of Presentation and Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2018
Basis of Presentation and Accounting Policies [Abstract]
Estimated Useful Lives Of Assets

Asset	Estimated useful life
Cable, Wireless and telecommunications distribution system	3-20 years
Digital cable terminals and modems	2-5 years
Satellite audio, video and data network equipment and DTH receiving equipment	3-15 years
Buildings	15-40 years
Data centre infrastructure	3-21 years
Data processing	4-10 years
Other	4-20 years

Comparative Amounts Reported in Consolidated Statements of Income

		Year ended August 31, 2018
		As	Estimated effect	Subsequent to
(billions of Canadian dollars)		reported	of transition	transition
Revenue	i.	5.24	(0.05)	5.19
Operating, general and administrative expenses	ii.	(3.15)	0.02	(3.13)
Other non-operating costs		(1.88)	-	(1.88)
Income from continuing operations before income taxes		0.21	(0.03)	0.18
Income tax expense		0.14	(0.01)	0.13
Net income from continuing operations		0.07	(0.02)	0.05

i) Allocation of transaction price

Revenue recognized at point of sale requires the estimation of total consideration over the contract term and allocation of that consideration to all performance obligations in the contract based on their relative stand-alone selling prices. For Wireless term contracts, equipment revenue recognized at contract inception, as well as service revenue recognized over the course of the contract will be lower than previously recognized.

ii) Deferred commission costs

Costs incurred to obtain or fulfill a contract with a customer were previously expensed as incurred. Under IFRS 15, these costs are capitalized and subsequently amortized as an expense over the life of the contract on a rational, systematic basis consistent with the pattern of the transfer of goods and services to which the asset relates. As a result, commission costs are reduced in the period, with an offsetting increase in amortization of capitalized costs over the average life of a customer contract.

Comparative Amounts Reported in Consolidated Statements of Financial Position

		As at September 1, 2017			As at August 31, 2018
		As	Estimated effect	Subsequent to	As	Estimated effect	Subsequent to
[billions of Canadian dollars]		reported	of transition	transition	reported	of transition	transition
ASSETS
Current
Current portion of contract assets	i.	–	0.01	0.01	–	0.05	0.05
Other current assets	ii.	0.16	0.02	0.18	0.29	(0.04)	0.25
Remainder of current assets		0.96	–	0.96	0.74	–	0.74
		1.12	0.03	1.15	1.03	0.01	1.04
Contract assets	i.	–	0.05	0.05	–	0.08	0.08
Other long-term assets	ii.	0.26	(0.03)	0.23	0.29	(0.08)	0.21
Remainder of long-term assets		12.99	–	12.99	13.10	–	13.10
		14.37	0.05	14.42	14.42	0.01	14.43
LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Unearned revenue	i.	0.21	(0.21)	–	0.22	(0.22)	–
Current portion of contract liabilities	i.	–	0.21	0.21	–	0.22	0.22
Remainder of current liabilities		1.18	–	1.18	1.39	–	1.39
		1.39	–	1.39	1.61	–	1.61
Deferred credits	i.	0.49	(0.02)	0.47	0.46	(0.02)	0.44
Deferred income tax liabilities	ii.	1.86	–	1.86	1.89	(0.01)	1.88
Contract liabilities	i.	–	0.02	0.02	–	0.02	0.02
Remainder of long-term liabilities		4.48	–	4.48	4.50	–	4.50
		8.22	–	8.22	8.46	(0.01)	8.45
Shareholders' equity		6.15	0.05	6.20	5.96	0.02	5.98
		14.37	0.05	14.42	14.42	0.01	14.43

i) Contract assets and liabilities

Contract assets and liabilities are the result of the difference in timing related to revenue recognized at the beginning of a contract and cash collected. Contract assets arise primarily as a result of the difference between revenue recognized on the sale of wireless device at the onset of a term contract and the cash collected at the point of sale.

Contract liabilities are the result of receiving payment related to a customer contract before providing the related goods or services. We will account for contract assets and liabilities on a contract-by-contract basis, with each contract being presented as a single net contract asset or net contract liability accordingly.

ii) Deferred commission cost asset

Under IFRS 15, we will defer commission costs paid to internal and external representatives as a result of obtaining contracts with customers as deferred commission cost assets and amortize them over the pattern of the transfer of goods and services to the customer, which is typically evenly over 24 to 36 months.